Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

21. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Prior to June 2, 2025, the Company has only one operating segment, “design and fit out services” segment, and hence one reporting segment as defined by ASC 280. Effective from June 2, 2025, the Company shifted its principal business focus on the provision of one-stop AI infrastructure solutions. Based on the management’s re-assessment, the Company determined that it has two operating segments and therefore two reportable segments as defined by ASC 280, “design and fit out services” segment and “sales of AI server and related IT equipment” segment. The “design and fit out services” segment represents the Company’s business of providing design, fit out and repair and maintenance services to its customers in Hong Kong. The “sales of AI server and related IT equipment” segment represents the Company’s business of the sales of AI server, computer hardware and related IT equipment.

The table below provides a summary of the Company’s operating segment results for the years ended June 30, 2025, 2024 and 2023. There was no significant transaction between reportable segments for the years ended June 30, 2025, 2024 and 2023.

	For the year ended June 30, 2025
	Design and fit out services	Sales of AI server and related IT equipment	Total
Revenue from external customers	$2,568,592	$1,027,983	$3,596,575
Cost of revenue	2,254,543	976,682	3,231,225
Gross profit	$314,049	$51,301	$365,350

Less:
Employee compensation and benefits expenses	495,969	388,629	884,598
Depreciation of property and equipment	9,783	73,146	82,929
Amortization of operating lease right-of-use assets and interest of lease liabilities	86,533	739,000	825,533
Impairment of goodwill	—	9,359,949	9,359,949
Other segment items	106,119	(11,695)	94,424
Segment loss	(384,355)	(10,497,728)	(10,882,083)

Reconciliation of profit or loss
Less: unallocated amounts
Employee compensation and benefits expenses			2,529,956
Business development expenses			1,194,434
Legal and professional fees			2,432,192
Share-based compensation			3,605,979
Unrealized losses from fair value changes of investments in equity securities			45,966
Unrealized losses from fair value changes of contingent consideration payable			502,970
Interest income			(581,836)
Interest expense			12,255
Other corporate expenses			625,469
Loss before provision for income taxes			$(21,249,468)
	For the year ended June 30, 2024
	Design and fit out services	Sales of AI server and related IT equipment	Total
Revenue from external customers	$2,903,179	$—	$2,903,179
Cost of revenue	2,085,296	—	2,085,296
Gross profit	$817,883	$—	$817,883

Less:
Employee compensation and benefits expenses	530,922	—	530,922
Depreciation of property and equipment	10,570	—	10,570
Amortization of operating lease right-of-use assets and interest of lease liabilities	88,792	—	88,792
Other segment items	88,745	—	88,745
Segment profit	98,854	—	98,854

Reconciliation of profit or loss
Less: unallocated amounts
Employee compensation and benefits expenses			38,276
Legal and professional fees			938,972
Interest income			(63,723)
Interest expense			11,598
Other corporate expenses			21,350
Loss before provision for income taxes			$(847,619)

	For the year ended June 30, 2023
	Design and fit out services	Sales of AI server and related IT equipment	Total
Revenue from external customers	$6,140,731	$—	$6,140,731
Cost of revenue	4,862,424	—	4,862,424
Gross profit	$1,278,307	$—	$1,278,307

Less:
Employee compensation and benefits expenses	615,934	—	615,934
Depreciation of property and equipment	9,765	—	9,765
Amortization of operating lease right-of-use assets and interest of lease liabilities	86,277	—	86,277
Other segment items	64,509	—	64,509
Segment profit	501,822	—	501,822

Reconciliation of profit or loss
Less: unallocated amounts
Legal and professional fees			393,669
Interest income			(2,725)
Interest expense			14,629
Other corporate expenses			1,606
Income before provision for income taxes			$94,643

The following table presents revenue by major revenue type for the years ended June 30, 2025, 2024 and 2023, respectively:

	For the years ended June 30,
	2025	2024	2023
Design and fit out	$2,469,657	$2,841,436	$5,422,984
Sales of AI server and related IT equipment	1,027,983	—	—
Others*	98,935	61,743	717,747
Total	$3,596,575	$2,903,179	$6,140,731

*	Others represented the Company’s business of providing design only and repair and maintenance services to its customers.

The following table presents revenue by timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023, respectively:

	For the years ended June 30,
	2025	2024	2023
Over time	$2,568,592	$2,903,179	$6,140,731
At a point in time	1,027,983	—	—
Total	$3,596,575	$2,903,179	$6,140,731

All of the Company’s revenue and most of the Company’s expense are derived in Hong Kong. Therefore, no geographical segments are presented.

The Company’s long-lived assets are attributed to a country based on the physical location of the assets. It defines long-lived assets as property and equipment and operating lease right-of-use assets, because many of these assets cannot be readily moved and are relatively illiquid, subjecting them to geographic risk. The following table presents the Company’s long-lived assets by geographical location as of June 30:

	2025	2024
Hong Kong	$701,612	$110,231
Singapore	546,369	—
	$1,247,981	$110,231